INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Disclosure of detailed information about deferred taxes [Table Text Block]
	December 31, 2020	December 31, 2019
Royalty interest	$(1,718)	$(1,385)
Tax loss carryforwards	1,828	3,377
Other	(110)	115
Total	$—	$2,107

Disclosure of detailed information about temporary difference, unused tax losses and unused tax credits [Table Text Block]
	December 31, 2020	December 31, 2019	Expiry Date Range
Tax loss carryforwards	$60,699	$55,849	2026-2040
Exploration and evaluation assets	4,094	410	No expiry
Other	1,557	1,482	No expiry

Disclosure of detailed information about income tax expense [Table Text Block]
	December 31, 2020	December 31, 2019
Current tax expense	$506	$—
Deferred tax expense (recovery)	2,113	(415)
	$2,619	$(415)

Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	December 31, 2020	December 31, 2019
Expected income tax recovery	$(914)	$(3,844)
Effect of lower tax rates in foreign jurisdictions	31	942
Permanent differences	876	898
Change in unrecognized deductible temporary differences and other	2,552	1,191
Foreign exchange	74	398
Total	$2,619	$(415)